Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	IGEN Networks Corp.
Entity Central Index Key	0001393540
Document Type	POS AM
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2020
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-5879021
Entity Address Address Line 1	31772 Casino Drive
Entity Address Address Line 2	Suite C
Entity Address City Or Town	Lake Elsinore
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92530
City Area Code	855
Local Phone Number	912-5378
Amendment Description	This Post-Effective Amendment No. 2 (this "Post-Effective Amendment No. 2") to the Registration Statement on Form S-1 (File No. 333-248693) (the "Registration Statement"), as originally declared effective by the Securities and Exchange Commission (the "SEC") on September 23, 2020. This Post-Effective Amendment No. 2 is being filed to increase the number of shares of the Company’s common stock registered pursuant to the S-1, to change references to the market where the Company’s common stock is quoted and to include information contained in the Registrant's Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2021, which was filed with the SEC on August 16, 2021, and to update certain other information in the Registration Statement.